WELLS S&P REIT INDEX FUND
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

BOARD OF TRUSTEES
Leo F.Wells III                                            WELLS
John L. Bell                                                S&P
Richard W. Carpenter                                  REIT INDEX FUND
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Walter W. Sessoms                                    SEMI-ANNUAL REPORT
Neil H. Strickland                                     JUNE 30, 2002
                                                        (UNAUDITED)
INVESTMENT ADVISER
Wells Asset Management, Inc.                               WELLS
6200 The Corners Parkway, Suite 250                  REAL ESTATE FUNDS
Atlanta, Georgia 30092

SUB-ADVISER                                          [GRAPHIC OMITTED]
Rydex Global Advisors
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway, Suite 250
Atlanta, Georgia 30092

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shareholder Service
Nationwide: (Toll-Free) 800-282-1581

LETTER TO SHAREHOLDERS                                            AUGUST 9, 2002
================================================================================

Dear Wells Shareholder:

In the first half of 2002, real estate investment trusts (REITs) continued to prove their value as a powerful diversifier for investors. Your investment in the Wells S&P REIT Index Fund reported a positive total return of +12.63% for Class A shares, +12.23% for Class B shares, and +12.27% for Class C shares (excluding sales charges for each class). This compares very favorably against the broader stock market as measured by the S&P 500(R) Index, which was down -13.16% for the same period. During this tumultuous time for the stock and bond markets, investors continue to take comfort in the predictable dividends and the stabilizing effect that REITs provide to a well-balanced portfolio.

In just the first six months of 2002, investors poured $2.4 billion into real estate mutual funds - nearly nine times the inflows in all of 2000 and 2001 combined. We believe this signals that REITs and real estate securities have become an important component of many investors' asset allocation strategy, and it bodes well for the ongoing viability of the asset class and for your investment in the fund.

While no one knows what's on the economic horizon, we can tell you that the Wells S&P REIT Index Fund is a strong portfolio diversifier over the long term. Regardless of shifts in the broader market, the dividends from the Wells S&P REIT Index Fund provide a very healthy income return superior to those currently available from money-market funds and short-term bonds. Another advantage of the Wells S&P REIT Index Fund is that index funds tend to outperform actively managed funds according to research from Morningstar.

We remain extremely positive about the long-term prospects for REITs. The Wells S&P REIT Index Fund, with its relative stability and high dividend yield, is an attractive alternative to the volatility of other securities. We hope that you believe as strongly as we do that REITs are an important part of a well-balanced portfolio.

Thank you for the trust and confidence you have placed in Wells Real Estate Funds. We are proud to be your partner in achieving your financial goals.

Sincerely,

/s/ Leo F. Wells, III

Leo F. Wells, III
President

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
  At acquisition cost .........................................    $119,701,779
                                                                   ============
  At market value (Note 1) ....................................    $139,448,335
Dividends receivable ..........................................         771,902
Receivable for capital shares sold ............................       1,022,808
Organization expenses, net (Note 1) ...........................           5,049
Other assets ..................................................          58,890
                                                                   ------------
  TOTAL ASSETS ................................................     141,306,984
                                                                   ------------

LIABILITIES
Dividends payable .............................................         491,069
Payable for capital shares redeemed ...........................       1,043,162
Payable for securities purchased ..............................       2,564,225
Payable to Adviser (Note 3) ...................................          43,067
Payable to administrator (Note 3) .............................          29,900
Other accrued expenses and liabilities ........................          83,892
                                                                   ------------
  TOTAL LIABILITIES ...........................................       4,255,315
                                                                   ------------

NET ASSETS ....................................................    $137,051,669
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $117,919,633
Undistributed net investment income ...........................           7,558
Accumulated net realized losses from
  security transactions .......................................        (622,078)
Net unrealized appreciation on investments ....................      19,746,556
                                                                   ------------
Net assets ....................................................    $137,051,669
                                                                   ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .......................    $100,721,134
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................      10,612,662
                                                                   ============
Net asset value and redemption price per
  share (Note 1) ..............................................    $       9.49
                                                                   ============
Maximum offering price per share (Note 1) .....................    $       9.89
                                                                   ============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares .......................    $ 19,264,347
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................       2,002,768
                                                                   ============
Net asset value and offering price per share(A) (Note 1) ......    $       9.62
                                                                   ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .......................    $ 17,066,188
                                                                   ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ..................       1,779,573
                                                                   ============
Net asset value and offering price per share(A)(Note 1) .......    $       9.59
                                                                   ============



(A) Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends .....................................................  $  3,625,693
                                                                   ------------

EXPENSES
  Investment advisory fees (Note 3) .............................       286,641
  Distribution expenses, Class A (Note 3) .......................       111,029
  Distribution expenses, Class B (Note 3) .......................        62,158
  Distribution expenses, Class C (Note 3) .......................        46,938
  Administrative services fees (Note 3) .........................        76,201
  Transfer agent fees, Class A (Note 3) .........................        42,578
  Transfer agent fees, Class B (Note 3) .........................         9,302
  Transfer agent fees, Class C (Note 3) .........................         9,105
  Custodian fees ................................................        55,526
  Registration fees, Common .....................................        10,317
  Registration fees, Class A ....................................        10,426
  Registration fees, Class B ....................................         5,212
  Registration fees, Class C ....................................         5,004
  Accounting services fees (Note 3) .............................        30,053
  Professional fees .............................................        29,048
  Postage and supplies expense ..................................        22,430
  Trustees fees .................................................        21,000
  Reports to shareholders .......................................        15,879
  Insurance expense .............................................         8,190
  Amortization of organization expenses (Note 1) ................         3,787
  Other expenses ................................................        23,075
                                                                   ------------
    TOTAL EXPENSES ..............................................       883,899
  Fees waived by the Adviser (Note 3) ...........................      (140,969)
  Class A expenses waived by the Adviser (Note 3) ...............       (69,500)
                                                                   ------------
    NET EXPENSES ................................................       673,430
                                                                   ------------

NET INVESTMENT INCOME ...........................................     2,952,263
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions .................       392,370
  Net change in unrealized appreciation/depreciation
   on investments ...............................................    10,412,008
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................    10,804,378
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................  $ 13,756,641
                                                                   ============

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================
                                                           SIX MONTHS
                                                              ENDED              YEAR
                                                            JUNE 30,             ENDED
                                                               2002           DECEMBER 31,
                                                           (UNAUDITED)            2001
-------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income .................................   $2,952,263          $3,427,059
 Net realized gains from security transactions .........      392,370             794,076
 Net change in unrealized appreciation/depreciation
   on investments ......................................   10,412,008           5,148,847
                                                          -----------         -----------
 Increase in net assets from operations ................   13,756,641           9,369,982
                                                          -----------         -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A ........   (2,279,104)         (2,805,643)
  Dividends from net investment income, Class B ........     (361,419)           (368,493)
  Dividends from net investment income, Class C ........     (304,182)           (252,923)
  Return of capital, Class A ...........................         --            (1,096,308)
  Return of capital, Class B ...........................         --              (176,240)
  Return of capital, Class C ...........................         --              (120,967)
                                                          -----------         -----------
 Decrease in net assets from distributions to
   shareholders ........................................   (2,944,705)         (4,820,574)
                                                          -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
CLASS A
  Proceeds from shares sold ............................   31,482,876          33,326,864
  Net asset value of shares issued in
   reinvestment of distributions to shareholders .......    1,595,532           2,538,376
  Payments for shares redeemed .........................  (15,004,586)        (11,781,199)
                                                          -----------         -----------
 Net increase in net assets from Class A
   share transactions ..................................   18,073,822          24,084,041
                                                          -----------         -----------

CLASS B
 Proceeds from shares sold .............................    5,541,036           5,726,062
 Net asset value of shares issued in reinvestment
  of distributions to shareholders .....................      204,850             246,716
 Payments for shares redeemed ..........................     (654,072)           (535,124)
                                                          -----------         -----------
 Net increase in net assets from Class B share
   transactions ........................................    5,091,814           5,437,654
                                                          -----------         -----------

CLASS C
 Proceeds from shares sold .............................    7,538,601           5,339,058
 Net asset value of shares issued in reinvestment
  of distributions to shareholders .....................      241,585             313,991
 Payments for shares redeemed ..........................   (1,222,749)           (805,196)
                                                          -----------         -----------
 Net increase in net assets from Class C
   share transactions ..................................    6,557,437           4,847,853
                                                          -----------         -----------

TOTAL INCREASE IN NET ASSETS ...........................   40,535,009          38,918,956

NET ASSETS
 Beginning of period ...................................   96,516,660          57,597,704
                                                          -----------         -----------
 End of period ......................................... $137,051,669         $96,516,660
                                                          ===========         ===========

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND-- CLASS A
FINANCIAL HIGHLIGHTS
===========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===========================================================================================================================
                                                    SIX MONTHS
                                                       ENDED          YEAR           YEAR            YEAR        PERIOD
                                                      JUNE 30,       ENDED           ENDED          ENDED        ENDED
                                                        2002      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                    (UNAUDITED)      2001            2000            1999        1998(A)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............  $  8.63       $   8.14       $   6.80       $   7.75       $  10.00
                                                      -------        -------        -------        -------        -------

Income (loss) from investment operations:
  Net investment income ............................     0.23           0.37           0.37           0.38           0.26
  Net realized and unrealized gains
  (losses) on investments ..........................     0.86           0.63           1.45          (0.85)         (2.20)
                                                      -------        -------        -------        -------        -------
Total from investment operations ...................     1.09           1.00           1.82          (0.47)         (1.94)
                                                      -------        -------        -------        -------        -------

Less distributions:
  Dividends from net investment income .............    (0.23)         (0.37)         (0.37)         (0.38)         (0.26)
  Return of capital ................................       --          (0.14)         (0.11)         (0.10)         (0.05)
                                                      -------        -------        -------        -------        -------
Total distributions                                    ( 0.23)        ( 0.51)        ( 0.48)        ( 0.48)        ( 0.31)
                                                      -------        -------        -------        -------        -------

  Net asset value at end of period .................  $  9.49       $   8.63       $   8.14       $   6.80       $   7.75
                                                      =======        =======        =======        =======        =======



Total return(B) ....................................    12.63%(D)      12.63%         27.56%         (6.24%)      ( 19.62%)(D)
                                                      =======        =======        =======        =======        =======

Net assets at end of period (000's) ..............  $ 100,721       $ 74,470       $ 46,759       $ 19,281       $ 11,986
                                                      =======        =======        =======        =======        =======

Ratio of net expenses to average net assets(C) ...       0.99%(E)       0.99%          0.98%          0.99%          0.99%(E)

Ratio of net investment income to
  average net assets .............................       5.32%(E)       4.61%          5.43%          5.58%          5.33%(E)

Portfolio turnover rate ..........................          5%(E)          5%             9%            17%             9%(E)

(A)  Represents  the period from the initial  public  offering of Class A shares (March 2, 1998) through December 31, 1998.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Absent fee waivers and expense  reimbursements by the Adviser, the ratio of expenses to average net assets would have been  1.39%(E),  1.26%,  1.44%, 2.11% and 3.30%(E) for the periods ended June 30, 2002,  December 31, 2001, 2000, 1999 and 1998, respectively (Note 3).

(D)  Not annualized.

(E)  Annualized.


See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND-- CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================
                                                          SIX MONTHS
                                                             ENDED          YEAR          YEAR           PERIOD
                                                            JUNE 30,       ENDED          ENDED          ENDED
                                                              2002      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                          (UNAUDITED)      2001            2000           1999(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................    $   8.75       $   8.24       $   6.88       $   8.16
                                                          ---------      ---------      ---------      ---------

Income (loss) from investment operations:
 Net investment income ................................        0.20           0.30           0.32           0.17
 Net realized and unrealized gains
  (losses) on investments .............................        0.87           0.66           1.46          (1.20)
                                                          ---------      ---------      ---------      ---------
Total from investment operations ......................        1.07           0.96           1.78          (1.03)
                                                          ---------      ---------      ---------      ---------

Less distributions:
  Dividends from net investment income ................       (0.20)         (0.30)         (0.32)         (0.17)
  Return of capital ...................................          --          (0.15)         (0.10)         (0.08)
                                                          ---------      ---------      ---------      ---------
Total distributions ...................................       (0.20)         (0.45)         (0.42)         (0.25)
                                                          ---------      ---------      ---------      ---------

Net asset value at end of period ......................    $   9.62       $   8.75       $   8.24       $   6.88
                                                          =========      =========      =========      =========

Total return(B) .......................................       12.23%(D)      11.88%         26.48%      ( 12.73%)(D)
                                                          =========      =========      =========      =========

Net assets at end of period (000's) .................     $  19,264    $    12,708     $    6,718     $   1,306
                                                          =========      =========      =========      =========

Ratio of net expenses to average
  net assets(C) .......................................        1.74%(E)       1.74%          1.69%         1.72%(E)

Ratio of net investment income to
  average net assets ..................................        4.57%(E)       3.86%          4.72%         5.77%(E)

Portfolio turnover rate ...............................           5%(E)          5%             9%           17%(E)

(A)  Represents  the period from the initial  public  offering of Class B shares (May 7, 1999) through December 31, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.98%(E),  2.01%,  2.26% and 3.28%(E) for the periods ended June 30, 2002,  December 31, 2001,  2000 and
     1999, respectively (Note 3).

(D)  Not annualized.

(E)  Annualized.


See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND-- CLASS C
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================
                                                          SIX MONTHS
                                                             ENDED          YEAR          YEAR           PERIOD
                                                            JUNE 30,       ENDED          ENDED          ENDED
                                                              2002      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                          (UNAUDITED)      2001            2000           1999(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ................    $   8.72       $   8.22       $   6.86       $   8.09
                                                          ---------      ---------      ---------      ---------

Income (loss) from investment operations:
  Net investment income ...............................        0.20           0.30           0.32           0.20
  Net realized and unrealized gains
   (losses) on investments ............................        0.87           0.65           1.46          (1.17)
                                                          ---------      ---------      ---------      ---------
Total from investment operations ......................        1.07           0.95           1.78          (0.97)
                                                          ---------      ---------      ---------      ---------

Less distributions:
  Dividends from net investment income ................       (0.20)         (0.30)         (0.32)         (0.20)
  Return of capital ...................................          --          (0.15)         (0.10)         (0.06)
                                                          ---------      ---------      ---------      ---------
Total distributions ...................................       (0.20)         (0.45)         (0.42)         (0.26)
                                                          ---------      ---------      ---------      ---------

Net asset value at end of period ......................    $   9.59       $   8.72       $   8.22       $   6.86
                                                          =========      =========      =========      =========

Total return(B) .......................................       12.27%(D)      11.78%         26.63%       ( 12.06%)(D)
                                                          =========      =========      =========      =========

Net assets at end of period (000's) ...................    $ 17,066     $    9,339     $    4,121       $  1,275
                                                          =========      =========      =========      =========

Ratio of net expenses to average
  net assets(C) .......................................        1.74%(E)       1.74%          1.68%          1.73%(E)

Ratio of net investment income to
  average net assets ..................................        4.57%(E)       3.86%          4.73%          5.59%(E)

Portfolio turnover rate ...............................           5%(E)          5%             9%            17%(E)

(A)  Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.98%(D),  2.01%,  2.29% and 2.49%(E) for the periods ended June 30, 2002,  December 31, 2001, 2000 and 1999, respectively (Note 3).

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)
================================================================================
                                                                        MARKET
COMMON STOCKS -- 99.0%                                    SHARES        VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL-- 21.3%
AMLI Residential Properties Trust ................        15,530     $  403,780
Apartment Investment & Management Company - Class A       78,890      3,881,388
Archstone-Smith Trust ............................       151,336      4,040,671
Associated Estates Realty Corp. ..................        16,680        176,808
Avalonbay Communities, Inc. ......................        59,614      2,768,474
BRE Properties, Inc. - Class A ...................        39,490      1,228,534
Camden Property Trust ............................        35,365      1,309,566
Chateau Communities, Inc. ........................        25,140        769,284
Cornerstone Realty Income Trust, Inc. ............        41,260        460,874
Equity Residential Properties Trust ..............       236,110      6,788,162
Essex Property Trust, Inc. .......................        15,950        872,465
Gables Residential Trust .........................        21,260        678,832
Home Properties of New York, Inc. ................        22,260        844,544
Manufactured Home Communities, Inc. ..............        18,690        650,599
Mid-America Apartment Communities, Inc. ..........        15,000        403,500
Post Properties, Inc. ............................        31,740        957,278
Summit Properties, Inc. ..........................        23,480        542,623
Sun Communities, Inc. ............................        15,210        632,280
Town & Country Trust .............................        13,920        311,808
United Dominion Realty Trust, Inc. ...............        92,270      1,453,253
                                                                     ----------
                                                                     29,174,723
                                                                     ----------
DIVERSIFIED-- 11.5%
Capital Automotive REIT ..........................        23,580        562,619
Colonial Properties Trust ........................        18,830        733,428
Cousins Properties, Inc. .........................        42,710      1,057,499
Crescent Real Estate Equities Co. ................        90,470      1,691,789
Entertainment Properties Trust ...................        14,670        361,469
Glenborough Realty Trust, Inc. ...................        23,780        563,586
Lexington Corporate Properties Trust .............        23,070        380,655
Pennsylvania Real Estate Investment Trust ........        13,800        374,118
Plum Creek Timber Co., Inc. ......................       158,800      4,859,280
Vornado Realty Trust .............................        91,590      4,213,140
Washington Real Estate Investment Trust ..........        33,530        968,682
                                                                     ----------
                                                                     15,766,265
                                                                     ----------
HEALTH CARE-- 3.9%
Health Care Property Investors, Inc. .............        49,198      2,098,787
Healthcare Realty Trust, Inc. ....................        36,033      1,153,056
Health Care REIT, Inc. ...........................        29,200        874,540
National Health Investors, Inc. ..................        22,760        364,160
Nationwide Health Properties, Inc. ...............        42,240        792,000
                                                                     ----------
                                                                      5,282,543
                                                                     ----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                        MARKET
COMMON STOCKS -- 99.0% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
HOTEL -- 5.3%
Equity Inns, Inc. ................................        34,800     $  278,400
FelCor Lodging Trust, Inc. .......................        45,610        836,943
Hospitality Properties Trust .....................        53,780      1,962,970
Host Marriott Corp. ..............................       227,630      2,572,219
Innkeepers USA Trust .............................        32,150        307,997
LaSalle Hotel Properties .........................        16,020        252,315
MeriStar Hospitality Corp. .......................        38,580        588,345
RFS Hotel Investors, Inc. ........................        22,690        307,223
Winston Hotels, Inc. .............................        17,250        163,703
                                                                     ----------
                                                                      7,270,115
                                                                     ----------
INDUSTRIAL/OFFICE-- 31.1%
Alexandria Real Estate Equities, Inc. ............        14,440        711,748
AMB Property Corp. ...............................        71,980      2,231,380
Arden Realty, Inc. ...............................        55,460      1,560,644
Bedford Property Investors, Inc. .................        14,310        387,801
Boston Properties, Inc. ..........................        78,500      3,136,075
Brandywine Realty Trust ..........................        30,690        794,871
CarrAmerica Realty Corp. .........................        45,560      1,405,526
CenterPoint Properties Corp. .....................        19,730      1,147,299
Duke Realty Corp. ................................       115,480      3,343,146
EastGroup Properties, Inc. .......................        13,780        351,114
Equity Office Properties Trust ...................       358,425     10,788,592
First Industrial Realty Trust, Inc. ..............        33,860      1,112,301
Great Lakes REIT, Inc. ...........................        14,180        269,136
Highwoods Properties, Inc. .......................        45,490      1,187,289
HRPT Properties, Inc. ............................       110,760        980,226
Kilroy Realty Corp. ..............................        23,750        635,312
Koger Equity, Inc. ...............................        18,210        351,453
Liberty Property Trust ...........................        64,330      2,251,550
Mack-Cali Realty Corp. ...........................        49,290      1,732,544
Parkway Properties, Inc. .........................         8,010        289,962
Prentiss Properties Trust ........................        33,050      1,049,338
Prime Group Realty Trust .........................        13,450         87,560
ProLogis Trust ...................................       153,030      3,978,780
PS Business Parks, Inc. ..........................        18,480        645,876
Reckson Associates Realty Corp. ..................        52,540      1,308,246
SL Green Realty Corp. ............................        25,890        922,979
                                                                     ----------
                                                                     42,660,748
                                                                     ----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
COMMON STOCKS -- 99.0% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
MORTGAGE -- 0.5%
Thornburg Mortgage, Inc. .........................        35,710     $  702,772
                                                                     ----------
RETAIL CENTERS-- 21.5%
CBL & Associates Properties, Inc. ................        25,100      1,016,550
Chelsea Property Group, Inc. .....................        32,560      1,089,132
Commercial Net Lease Realty ......................        35,050        560,800
Developers Diversified Realty Corp. ..............        55,470      1,248,630
Federal Realty Investment Trust ..................        36,690      1,016,680
General Growth Properties, Inc. ..................        53,450      2,725,950
Glimcher Realty Trust ............................        26,300        483,920
IRT Property Co. .................................        28,870        363,762
JDN Realty Corp. .................................        29,950        373,476
JP Realty, Inc. ..................................        14,160        377,364
Kimco Realty Corp. ...............................        89,775      3,006,565
Kramont Realty Trust .............................        18,150        290,218
Macerich Co. (The) ...............................        31,170        966,270
Mid-Atlantic Realty Trust ........................        14,940        262,944
Mills Corp. ......................................        32,860      1,018,660
New Plan Excel Realty Trust ......................        81,470      1,697,020
Pan Pacific Retail Properties, Inc. ..............        28,650        964,932
Realty Income Corp. ..............................        28,660      1,058,127
Rouse Co. (The) ..................................        74,490      2,452,956
Saul Centers, Inc. ...............................        12,710        327,664
Simon Property Group, Inc. .......................       151,370      5,577,985
Taubman Centers, Inc. ............................        43,920        665,388
U.S. Restaurant Properties, Inc. .................        16,760        277,713
Weingarten Realty Investors ......................        44,650      1,580,610
                                                                     ----------
                                                                     29,403,316
                                                                    -----------
SELF STORAGE-- 3.8%
Public Storage, Inc. .............................       105,654      3,919,763
Shurgard Storage Centers, Inc. - Class A .........        28,580        986,582
Sovran Self Storage, Inc. ........................        10,730        356,987
                                                                     ----------
                                                                      5,263,332
                                                                     ----------
SPECIALTY -- 0.1%
National Golf Properties, Inc. ...................        11,250         96,188
                                                                     ----------


TOTAL COMMON STOCKS--99.0%(Cost $116,960,427).....               $  135,620,002
                                                                    -----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
CASH EQUIVALENTS -- 2.7%                                  SHARES       VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund -
  Class S (Cost $3,828,333) ........................    3,828,333    $3,828,333
                                                                    -----------

TOTAL INVESTMENT SECURITIES-- 101.7%
  (Cost $120,788,760)...............................              $ 139,448,335

LIABILITIES IN EXCESS OF OTHER ASSETS-- (1.7%)......                ( 2,396,666)
                                                                    -----------

NET ASSETS-- 100.0%.................................              $ 137,051,669
                                                                    ===========


See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares and Class C shares commenced on May 7, 1999 and May 5, 1999, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class B shares and Class C shares bear the expenses of higher distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares and Class C shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ORGANIZATION EXPENSES -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

At December 31, 2001, on a tax basis, the Fund had a net capital loss carryforward expiring December 31, 2009 of $72,939. At June 30, 2002 based on a $120,687,354 tax cost of investments, the Fund had gross unrealized appreciation of $20,750,926 and gross unrealized depreciation of $1,989,945. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales. There were no differences between the book basis and tax basis of distributions paid for the periods ended June 30, 2002 and December 31, 2001.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.  INVESTMENT  TRANSACTIONS
During the six months ended June 30, 2002, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $32,176,094 and $2,694,010, respectively.

3.  TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $140,969 of its investment advisory fees and reimbursed the Fund for $69,500 of Class A expenses during the six months ended June 30, 2002.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the six months ended June 30, 2002, the Underwriter earned $47,611 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $21,823 and $3,259 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the six months ended June 30, 2002, the Fund paid Class A, Class B and Class C distribution expenses of $111,029, $62,158 and $46,938, respectively.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
4.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED           YEAR
                                                        JUNE 30,         ENDED
                                                          2002         DEC. 31,
                                                      (UNAUDITED)        2001
--------------------------------------------------------------------------------
CLASS A
Shares sold ......................................     3,458,736      3,976,139
Shares issued in reinvestment of
  distributions to shareholders ..................       170,318        300,127
Shares redeemed ..................................    (1,645,652)    (1,394,570)
                                                     -----------     ----------
Net increase in shares outstanding ...............     1,983,402      2,881,696
Shares outstanding, beginning of period ..........     8,629,260      5,747,564
                                                     -----------     ----------
Shares outstanding, end of period ................    10,612,662      8,629,260
                                                     ===========     ==========

CLASS B
Shares sold ......................................       598,382        671,838
Shares issued in reinvestment of
  distributions to shareholders ..................        21,564         28,721
Shares redeemed ..................................       (69,556)       (63,356)
                                                     -----------     ----------
Net increase in shares outstanding ...............       550,390        637,203
Shares outstanding, beginning of period ..........     1,452,378        815,175
                                                     -----------     ----------
Shares outstanding, end of period ................     2,002,768      1,452,378
                                                     ===========     ==========


CLASS C
Shares sold ......................................       816,908        628,114
Shares issued in reinvestment of
  distributions to shareholders ..................        25,512         36,682
Shares redeemed ..................................      (133,354)       (95,752)
                                                     -----------     ----------
Net increase in shares outstanding ...............       709,066        569,044
Shares outstanding, beginning of period ..........     1,070,507        501,463
                                                     -----------     ----------
Shares outstanding, end of period ................     1,779,573      1,070,507
                                                     ===========     ==========


CHANGE IN INDEPENDENT AUDITOR (UNAUDITED)
================================================================================
On June 26, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Fund, and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst & Young as its independent auditor was approved by the Fund's Board of Trustees.

Arthur Andersen's reports on the Fund's financial statements for the fiscal years ended December 31, 2001 and 2000 did not contain an adverse opinion or a disclaimer of opinion, and were not modified or qualified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.